INCOME TAXES - Consolidated income from continuing operations before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
U.S. operations			$ 18,243	$ 23,776
Foreign operations			949	4,099
(Loss) income before provision for income taxes	$ (16,177)	$ 10,346	$ 19,192	$ 27,875